Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Cash and cash equivalents

5.    Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions and all highly liquid investments with original maturities of three months or less. Cash and cash equivalents balance as of December 31, 2018 and 2019 primarily consist of the following currencies:

	December 31, 2018		December 31, 2019
		RMB		RMB
	Amount	equivalent	Amount	equivalent

RMB	4,707,868	4,707,868	2,154,711	2,154,711
US$	188,869	1,296,284	229,198	1,598,931
Others	N/A	79	N/A	139,896
Total		6,004,231		3,893,538